DISCONTINUED OPERATIONS (Details 2) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 28, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
IfrsStatementLineItems [Line Items]
Operating activities		$ 1,884	¥ 13,328	¥ (12,786)	¥ (12,068)
Investing activities		(149)	(1,054)	7,050	53,352
Financing activities		(5,359)	(37,930)	(22,833)	(38,786)
Net foreign exchange difference		(183)	(1,286)	1,905	(719)
Net (decrease) /increase in cash and cash equivalents		$ (3,624)	¥ (25,656)	¥ (28,569)	¥ 2,498
Loss per share
– Basic, from the discontinued operations | (per share)		$ (0.09)	¥ (0.67)	¥ (0.15)	¥ (0.52)
– Diluted, from the discontinued operations | (per share)		$ (0.09)	¥ (0.67)	¥ (0.15)	¥ (0.52)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Operating activities	¥ 15,162			¥ (2,255)	¥ (11,166)
Investing activities	(12)			(13)	8,835
Financing activities	(3,378)			(11,930)	(11,936)
Net foreign exchange difference	33				(9)
Net (decrease) /increase in cash and cash equivalents	¥ 11,805			¥ (14,198)	¥ (14,276)
Loss per share
– Basic, from the discontinued operations | ¥ / shares	¥ (0.67)			¥ (0.15)	¥ (0.52)
– Diluted, from the discontinued operations | ¥ / shares	¥ (0.67)			¥ (0.15)	¥ (0.52)
Loss for the year attributable to owners of the Company from discontinued operations	¥ (5,504)			¥ (1,285)	¥ (4,268)
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8) | shares	8,222,658			8,189,617	8,144,050